CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Detail 1) (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Operating (loss)/income	$ 6,661	¥ 41,782	¥ 41,393	$ (96)	¥ (628)	¥ 70,846	¥ (49,493)
Interest income	671	4,206	2,606	3,006	19,559	16,622	17,853
(Loss)/income before income tax expense				(104)	(676)	83,045	(32,860)
Income tax expense	2,231	13,993	12,576	8,134	52,924	32,202	(1,119)
Net (loss)/income	5,711	35,821	28,262	(7,373)	(47,974)	53,923	(26,285)
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	36	226	(920)	(1,602)	(10,424)	22,275	21,124
Comprehensive (loss)/income	$ 5,747	¥ 36,047	¥ 27,342	(8,975)	(58,398)	76,198	(5,161)
Parent Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Operating (loss)/income				0	0	0	0
Equity in (loss)/profit of subsidiaries and the VIEs				(8,403)	(54,676)	35,409	(48,332)
Interest income				1,030	6,702	18,514	22,047
(Loss)/income before income tax expense				(7,373)	(47,974)	53,923	(26,285)
Income tax expense						0	0
Net (loss)/income				(7,373)	(47,974)	53,923	(26,285)
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments				(1,602)	(10,424)	22,275	21,124
Other comprehensive income/(loss)				(1,602)	(10,424)	22,275	21,124
Comprehensive (loss)/income				$ (8,975)	¥ (58,398)	¥ 76,198	¥ (5,161)